CUMMINS STOCK (Details) - EBP Plans - Cummins Inc. common stock - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Number of shares (in shares)	2,054,938	2,185,371
Fair value	$ 1,048,943,101	$ 761,820,330